Stock-based compensation - Schedule of Share Based Compensation Restricted Stock Units Award Activity (Detail) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RSUs (in number of shares)
Beginning balance	1,264,703	1,679,206	1,149,744
Share-based payment award, granted in period (in shares)	622,781	723,908	1,409,680
Vested (in shares)	(1,021,791)	(1,001,635)	(419,367)
Forfeited (in shares)	(195,933)	(136,776)	(460,851)
Ending balance	669,760	1,264,703	1,679,206
Weighted average grant-date fair value
Beginning balance (in dollars per share)	$ 9.60	$ 9.33	$ 12.08
Granted (in dollars per share)	11.36	12.56	7.89
Vested (in dollars per share)	7.30	12.12	10.95
Cancelled (in dollars per share)	11.22	10.49	10.32
Ending balance (in dollars per share)	$ 10.74	$ 9.60	$ 9.33